Income Taxes (Schedule Of Components Of Income Tax Provision (Benefit)) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes
Current - domestic	$ 29	$ (34)	$ 160
Deferred - domestic	(980)	6,813	(4,335)
Current - foreign	54,209	58,218	50,052
Deferred - foreign	(85)	(2,014)	(191)
Provision (benefit) for domestic and foreign taxes on income	$ 53,173	$ 62,983	$ 45,686